GENERAL (Tables)	12 Months Ended
Dec. 31, 2016
Business Acquisition [Line Items]
Business Acquisition, Pro Forma Information [Table Text Block]
The pro forma information is not necessarily indicative of the results of operations that would have actually occurred had the acquisitions been consummated on those dates, nor does it purport to represent the results of operations for future periods.

	Year ended December 31,
	2016	2015
	Unaudited

Revenues	$67,468	$64,516

Net income attributable to Pointer shareholders’ from continuing operations	$3,820	$4,206

Basic income per share	$0.49	$0.53

Diluted income per share	$0.48	$0.53

Global Telematics S.A. Proprietary Limited [Member]
Business Acquisition [Line Items]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
The following table summarizes the fair values of the assets acquired and liabilities assumed at the acquisition date:

Working capital, net	$334
Property and equipment	$1,239
Other intangible assets	$1,688
Goodwill	$6,340
Deferred taxes	$(574)
Payables for acquisition of investments in subsidiaries	$(496)

$8,531

Global Telematics S.A. Proprietary Limited [Member] | Subsidiary [Member]
Business Acquisition [Line Items]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
The following table summarizes the fair values of the assets acquired and liabilities assumed at the acquisition date:

Working capital, net	$221
Property and equipment	565
Other intangible assets	190
Gain from a bargain purchase	(288)

$688